Debt Disclosure	3 Months Ended
Nov. 30, 2017
Notes
Debt Disclosure

Note 6 - Notes Payable

On July 26, 2016, the Company entered into short term note agreement with Beaufort Capital Partners, LLC., in the amount of $50,000 with an interest rate of 10% per annum, with a due date of October 26, 2016.  It has been paid in full.

On August 30, 2016, the Company entered into a short-term note agreement with Beaufort Capital Partners, LLC.,   in the amount of $40,000 with an interest rate of 10% per annum, with a due date of December 1, 2016. It has been paid in full.

On May 2, 2017, the Company entered into a short-term note agreement with an investor     in the amount of $50,000 with an interest rate of 10% per annum, with a due date of September 2, 2017. As of November 30, 2017, the outstanding balance due was $Zero.

On May 24, 2017, the Company entered into a convertible promissory note with an investor in the amount of $105,000 with an interest rate of 8% per annum, with a due date of May 24, 2018. Convertible 180 days after issuance, at 80% of the lowest trading price over the previous 20 trading days. This resulted in a derivative liability of $78,402 as of November 30, 2017.

Note 7 -- Related Party Note

As of November 30, 2017, and August 31, 2017, we have related party payables to Dieter Sauer in the amounts of $5,000 and $3,000, respectively.